Fees Summary	May 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,744,220.00
Previously Paid Amount	0.00
Total Fee Amount	4,400.74
Total Offset Amount	0.00
Net Fee	4,400.74
Narrative - Max Aggregate Offering Price	$ 28,744,220.00
Final Prospectus	true